FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, New York 10005
(212) 858-8125



                                        February 10, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  First Investors Multi-State Insured Tax Free Fund
              File Nos.  33-4077 and 811-4623

Dear Sirs:

     Today, under Accession Number 0000276461-97-000003, we electronically transmitted a 497 filing for the above-referenced Registrant. This was filed in error under Registrant's CIK No. and, accordingly, the sticker dated February 18, 1997 which was part of such filing should be ignored. We are resubmitting a 497 filing for the correct Registrant.

                                        Sincerely yours,



                                        Dale Kaplan
                                        Fund Administrator